Employee benefits expensed (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Employee benefits expensed [abstract]
Non-executive director fees	$ 205	$ 410
Executive director fees	125	313
Employee benefits expense	1,289	2,485
Share-based payments	1,102	3,164
Total employee benefit expense	$ 2,721	$ 6,372